FAIR VALUE MEASUREMENTS - Activity of Convertible Notes Measured at Fair Value (Details) - Level 3 - Convertible Notes $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 557,007
Issuances (PIK principal recorded)	31,382
Settlements (including interest payments and conversions)	(23,144)
Unrealized gains	186,853
Transfers out of Level 3	(752,098)
Fair value, ending balance	$ 0